American Century Investments
                                4500 Main Street
                          Kansas City, Missouri 64111

March 29, 2001

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, DC 20549


Re:  American Century Quantitative Equity Funds
          1940 Act File No. 811-5447
          1933 Act File No. 33-19589


Ladies and Gentlemen:

    Pursuant to Section 24(f) of the Investment Company Act of 1940 and Rule 24f-2 promulgated thereunder, the accompanying documents are filed via electronic transmission on behalf of the above-referenced issuer.

    Payment of the fee has been sent via wire transfer to the Commission's lockbox depository at Mellon bank.

    If you have any questions regarding this filing, please contact the undersigned at (816) 340-7480.

Sincerely,

/s/Janet A. Nash
Janet A. Nash
Vice President and
Assistant General Counsel

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

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1.   Name and address of issuer:

     American Century Quantitative Equity Funds
     4500 Main Street
     Kansas City, Missouri 64111


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2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): __X__


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3.   Investment Company Act File Number:     811-5447


     Securities Act File Number:             33-19589


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4(a).Last day of fiscal year for which this Form is filed:

     December 31, 2000

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4(b)._____ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c)._____ Check box if this is the last time the issuer will be filing this Form.


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5.   Calculation of registration fee:

     (i)   Aggregate   sale   price   of
     securities  sold  during the fiscal
     year pursuant to section 24(f):                            $5,472,064,523

     (ii) Aggregate  price of securities
     redeemed or repurchased  during the
     fiscal year:                                     $4,831,646,582

     (iii) Aggregate price of securities
     redeemed or repurchased  during any
     prior fiscal year ending no earlier
     than October 11, 1995 that were not
     previously     used    to    reduce
     registration  fees  payable  to the
     Commission:                                      $   (N/A)

     (iv)  Total  available   redemption
     credits   [add   Items   5(ii)  and
     5(iii):                                                   -$4,831,646,582

     (v) Net  sales  -- if Item  5(i) is
     greater  than Item 5(iv)  [subtract
     Item 5(iv) from Item 5(i)]:                                $  640,417,941

     ------------------------------------------------------------
     (vi) Redemption  credits  available
     for use in future years                          $   (N/A)
     -- if Item  5(i) is less  than Item
     5(iv)  [subtract  Item  5(iv)  from
     Item 5(i)]:
     ------------------------------------------------------------

     (vii)  Multiplier  for  determining
     registration  fee (See  Instruction
     C.9):                                                     x        .00025

     (viii)    Registration    fee   due
     [multiply Item 5(v) by Item 5(vii)]
     (enter "0" if no fee is due):                             =$   160,104.49


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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.


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7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                               +$        N/A


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8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                               =$   160,104.49


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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     March 28, 2001

     Method of Delivery:

         __X__ Wire Transfer
         _____ Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/Janet A. Nash
                              Janet A. Nash
                              Vice President and
                              Assistant General Counsel

Date:     March 29, 2001

  *Please print the name and title of the signing officer below the signature.


SEC 2393 (9-97)